Employee benefits plans	6 Months Ended
Jun. 30, 2026
Disclosure of information about defined benefit plans [abstract]
Disclosure of employee benefits [text block]
25 EMPLOYEE BENEFIT PLANS
The Company provides supplementary pension plan and defined benefit plan, such as medical assistance and life insurance. The characteristics of such benefits were disclosed in the annual financial statements for the year ended December 31, 2025 (Note 25), which did not change during the six-month period ended June 30, 2026.
25.1 Pension plan
Contributions made by the Company, for Suzano Prev pension plan managed by Brasilprev Seguros e Previdência S.A., for the six-month period ended June 30, 2026 amounted R$11,986 (R$11,813 as of June 30, 2025) recognized under the cost of sales, selling and general and administrative expenses.
25.2 Defined benefits plan
The Company offers the medical assistance and life insurance in addition to the pension plans, which are measured based on actuarial calculations and recognized in the unaudited condensed consolidated interim financial information.
The roll-forward of actuarial liabilities prepared based on actuarial report is set forth below:

	06/30/2026	12/31/2025
Opening balance	741,143	721,560
Interest on actuarial liabilities	39,305	77,348
Current service cost	1,118	1,939
Actuarial gain – experience (1)		(13,340)
Actuarial loss – financial assumptions (1)		6,026
Benefits paid directly by entity	(28,182)	(52,390)
Closing balance	753,384	741,143
(1)Actuarial gains and losses are determined annually based on an independent actuarial valuation, reflecting changes in actuarial assumptions and experience adjustments arising from the measurement of defined benefit obligations.